Net Loss Per Common Share - Schedule of Antidilutive Securities Excluded from Computation of Net Loss Per Common Share (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of net loss per share (in shares)	50,843,376	127,121,148	6,177,127
Redeemable Convertible Preferred Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of net loss per share (in shares)	0	88,434,754	4,384,348
Options to purchase common stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of net loss per share (in shares)	22,675,729	25,732,503	1,599,645
Unvested RSA
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of net loss per share (in shares)	17,466	146,675	34,865
Restricted stock units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of net loss per share (in shares)	10,106,993	0	0
Unvested early exercised common stock options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of net loss per share (in shares)	2,043,288	6,212,254	120,984
Vested and early exercised options subject to nonrecourse notes
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of net loss per share (in shares)	0	2,151,100	0
Preferred stock warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of net loss per share (in shares)	15,999,900	4,443,862	37,285